UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Marathon Asset Management, LLC
Address:  461 Fifth Avenue, 10th Floor
          New York, New York 10017

13F File Number: 028-10682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregory L. Florio
Title:    Chief Compliance Officer
Phone:    (212) 381-0159

Signature, Place and Date of Signing:


/s/ Gregory L. Florio           New York, New York         November 14, 2008
--------------------        ------------------------       ---------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  115

Form 13F Information Table Value Total:  $724,608
                                       (in thousands)

List of Other Included Managers:

No.      Form 13F File Number     Name

1.       028-10683                Marathon Global Equity Master Fund, Ltd.

2.       028-11614                Marathon Special Opportunity Master Fund, Ltd.

3.       028-12819                Marathon Master Fund, Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                   Marathon Asset Management, LLC
                                                         September 30, 2008
COLUMN 1                          COLUMN  2     COLUMN 3   COLUMN 4      COLUMN 5          COLUMN 6     COL 7       COLUMN 8

                                                            VALUE   SHRS OR    SH/ PUT/    INVESTMENT   OTHER  VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000) PRN AMT    PRN CALL    DISCRETION   MNGRS SOLE       SHARED NONE
--------------                --------------     -----      ------- -------    --- ----    ----------   ----- ----       ------ ----
ALLSTATE CORP                 COM               020002101   9,224      200,000     PUT        Sole               200,000 0      0
AMERICAN AXLE & MFG HLDGS IN  COM               024061103     536      100,000     CALL  Shared-Defined  2       100,000 0      0
AMKOR TECHNOLOGY INC          COM               031652100     637      100,000     CALL  Shared-Defined  1       100,000 0      0
ANHEUSER BUSCH COS INC        COM               035229103   2,238       34,500 SHS       Shared-Defined  2        34,500 0      0
ANNALY CAP MGMT INC           COM               035710409     629       46,800 SHS            Sole                46,800 0      0
BALLY TECHNOLOGIES INC        COM               05874B107     303       10,000 SHS       Shared-Defined  2        10,000 0      0
BANK OF AMERICA CORPORATION   COM               060505104  15,750      450,000 SHS       Shared-Defined  2       450,000 0      0
BANK OF AMERICA CORPORATION   COM               060505104   7,000      200,000     PUT   Shared-Defined  1       200,000 0      0
BARR PHARMACEUTICALS INC      COM               068306109   4,995       76,496 SHS       Shared-Defined  2        76,496 0      0
BLOCKBUSTER INC               CL A              093679108  10,686    5,212,791 SHS       Shared-Defined  2     5,212,791 0      0
BOSTON PPTYS LTD PARTNERSHIP  NOTE  3.750% 5/1  10112RAG9   2,525    2,500,000 PRN       Shared-Defined  1     2,500,000 0      0
CALPINE CORP                  COM NEW           131347304   1,290       99,200 SHS       Shared-Defined  2        99,200 0      0
CAPITAL ONE FINL CORP         COM               14040H105   5,100      100,000     PUT        Sole               100,000 0      0
CAPITALSOURCE INC             COM               14055X102  11,015      895,500     CALL  Shared-Defined  1       895,500 0      0
CAPITALSOURCE INC             DBCV 4.000% 7/1   14055XAE2  20,900   27,500,000 PRN       Shared-Defined  1    27,500,000 0      0
CHENIERE ENERGY PARTNERS LP   COM UNIT          16411Q101   2,181      313,795 SHS       Shared-Defined  2       313,795 0      0
COMCAST CORP NEW              CL A              20030N101   9,696      493,960 SHS       Shared-Defined  2       493,960 0      0
CONTINENTAL AIRLS INC         CL B              210795308   1,668      100,000     CALL  Shared-Defined  2       100,000 0      0
CONTINENTAL AIRLS INC         NOTE  5.000% 6/1  210795PJ3  12,578   12,500,000 PRN       Shared-Defined  2    12,500,000 0      0
CORNING INC                   COM               219350105   1,564      100,000     CALL  Shared-Defined  1       100,000 0      0
D R HORTON INC                COM               23331A109   3,255      250,000     PUT   Shared-Defined  2       250,000 0      0
DELTA AIR LINES INC DEL       COM NEW           247361702   1,490      200,000     CALL  Shared-Defined  2       200,000 0      0
DEVELOPERS DIVERSIFIED RLTY   NOTE  3.500% 8/1  251591AQ6   4,650    6,000,000 PRN       Shared-Defined  1     6,000,000 0      0
DEVELOPERS DIVERSIFIED RLTY   NOTE  3.000% 3/1  251591AS2  14,829   20,005,000 PRN       Shared-Defined  1    20,005,000 0      0
DRS TECHNOLOGIES INC          COM               23330X100   5,238       68,251 SHS       Shared-Defined  2        68,251 0      0
ELECTRONIC ARTS INC           COM               285512109   3,699      100,000     CALL  Shared-Defined  2       100,000 0      0
ELECTRONIC ARTS INC           COM               285512109   1,407       38,027 SHS       Shared-Defined  2        38,027 0      0
EMPRESA DIST Y COMERCIAL NOR  SPON ADR          29244A102  14,390    2,106,832 SHS       Shared-Defined 2,3    2,106,832 0      0
EXPEDIA INC DEL               COM               30212P105     302       20,000 SHS       Shared-Defined  2        20,000 0      0
FAMILY DLR STORES INC         COM               307000109   1,778       75,000 SHS            Sole                75,000 0      0
FEDERAL MOGUL CORP            COM               313549404     628       50,000 SHS       Shared-Defined  2        50,000 0      0
FLAGSTONE REINSURANCE HLDGS   SHS               G3529T105  60,080    5,850,000 SHS       Shared-Defined  2     5,850,000 0      0
FORD MTR CO DEL               NOTE  4.250%12/1  345370CF5   6,600   10,000,000 PRN       Shared-Defined  1    10,000,000 0      0
FOUNDRY NETWORKS INC          COM               35063R100     911       50,000 SHS       Shared-Defined  2        50,000 0      0
FOUNDRY NETWORKS INC          COM               35063R100   1,821      100,000     PUT   Shared-Defined  2       100,000 0      0
GAMESTOP CORP NEW             CL A              36467W109   1,711       50,000     CALL  Shared-Defined  2        50,000 0      0
GENENTECH INC                 COM NEW           368710406   1,552       17,500 SHS       Shared-Defined  2        17,500 0      0
GENERAL MTRS CORP             DEB SR CV C 33    370442717     654       50,000 PRN       Shared-Defined  2        50,000 0      0
GENWORTH FINL INC             COM CL A          37247D106     646       75,000 SHS            Sole                75,000 0      0
GENWORTH FINL INC             COM CL A          37247D106   1,292      150,000     PUT        Sole               150,000 0      0
GREY GLOBAL GROUP INC         SDCV 5.000%10/1   39787MAB4  28,755   27,000,000 PRN       Shared-Defined  1    27,000,000 0      0
GREY WOLF INC                 COM               397888108   1,556      200,000 SHS       Shared-Defined  2       200,000 0      0
GRUPO FINANCIERO GALICIA S A  SP ADR 10 SH B    399909100  13,743    2,942,877 SHS       Shared-Defined  3     2,942,877 0      0
HARTFORD FINL SVCS GROUP INC  COM               416515104   4,099      100,000 SHS            Sole               100,000 0      0
HARTFORD FINL SVCS GROUP INC  COM               416515104   8,198      200,000     PUT        Sole               200,000 0      0
HERCULES INC                  COM               427056106   2,911      147,100 SHS       Shared-Defined  2       147,100 0      0
HOLOGIC INC                   COM               436440101   1,450       75,000     CALL  Shared-Defined  2        75,000 0      0
HOLOGIC INC                   COM               436440101     483       25,000 SHS       Shared-Defined  2        25,000 0      0
HOLOGIC INC                   COM               436440101     555       28,700     PUT   Shared-Defined  2        28,700 0      0
HUNTSMAN CORP                 COM               447011107  32,508    2,580,000     CALL  Shared-Defined  2     2,580,000 0      0
HUNTSMAN CORP                 COM               447011107   1,676      133,000 SHS       Shared-Defined  2       133,000 0      0
IDEARC INC                    COM               451663108   3,629    2,903,127 SHS       Shared-Defined  2     2,903,127 0      0
INVITROGEN CORP               NOTE 3.250% 6/1   46185RAM2  14,522   15,000,000 PRN       Shared-Defined  1    15,000,000 0      0
ISHARES INC                   MSCI JAPAN        464286848   1,873      175,740 SHS       Shared-Defined  3       175,740 0      0
ISHARES TR                    DJ US REAL EST    464287739   3,098       50,000 SHS       Shared-Defined  2        50,000 0      0
JP MORGAN CHASE & CO          COM               46625H100  10,508      225,000 SHS       Shared-Defined  2       225,000 0      0
LEHMAN BROS HLDGS INC         COM               524908100      46       12,500 SHS       Shared-Defined  3        12,500 0      0
LIBERTY GLOBAL INC            COM SER A         530555101   4,827      159,306 SHS       Shared-Defined  2       159,306 0      0
LIBERTY MEDIA CORP NEW        DEB   3.125% 3/3  530718AF2  18,245   20,500,000 PRN       Shared-Defined  1    20,500,000 0      0
LINEAR TECHNOLOGY CORP        COM               535678106  15,557      507,400     PUT   Shared-Defined  1       507,400 0      0
LINEAR TECHNOLOGY CORP        NOTE  3.125% 5/0  535678AD8  10,905   12,000,000 PRN       Shared-Defined  1    12,000,000 0      0
LSI CORPORATION               NOTE  4.000% 5/1  502161AJ1   9,400   10,000,000 PRN       Shared-Defined  1    10,000,000 0      0
MARSHALL & ILSLEY CORP NEW    COM               571837103   7,053      350,000     PUT        Sole               350,000 0      0
MARVELL TECHNOLOGY GROUP LTD  ORD               G5876H105     930      100,000     CALL  Shared-Defined  1       100,000 0      0
MCG CAPITAL CORP              COM               58047P107     257       98,217 SHS       Shared-Defined  2        98,217 0      0
MERCK & CO INC                COM               589331107   1,578       50,000     CALL  Shared-Defined  1        50,000 0      0
MERRILL LYNCH & CO INC        COM               590188108   2,530      100,000     CALL  Shared-Defined  1       100,000 0      0
MERRILL LYNCH & CO INC        NOTE 3/1          590188W46   4,681    5,000,000 PRN       Shared-Defined  1     5,000,000 0      0
MERRILL LYNCH & CO INC        COM               590188108  20,240      800,000     PUT   Shared-Defined  2       800,000 0      0
METROGAS INC                  SPON ADR B        591673207     221       57,872 SHS       Shared-Defined  3        57,872 0      0
MFA MTG INVTS INC             COM               55272X102      73       11,300 SHS            Sole                11,300 0      0
MIRANT CORP NEW               COM               60467R100   1,829      100,000     CALL  Shared-Defined  2       100,000 0      0
NORTHWEST AIRLS CORP          COM               667280408   1,060      117,340 SHS       Shared-Defined  2       117,340 0      0
NOVA CHEMICALS CORP           COM               66977W109   3,610      159,750 SHS       Shared-Defined  2       159,750 0      0
NUCOR CORP                    COM               670346105   1,975       50,000     CALL  Shared-Defined  2        50,000 0      0
ON SEMICONDUCTOR CORP         NOTE 2.625%12/1   682189AG0  18,394   21,800,000 PRN       Shared-Defined  1    21,800,000 0      0
OWENS CORNING NEW             *W EXP 10/30/201  690742127     254      141,926 SHS       Shared-Defined  1       141,926 0      0
PEABODY ENERGY CORP           SDCV  4.750%12/1  704549AG9  20,841   22,500,000 PRN       Shared-Defined  1    22,500,000 0      0
PHOTON DYNAMICS INC           COM               719364101   2,437      158,781 SHS       Shared-Defined  2       158,781 0      0
PILGRIMS PRIDE CORP           COM               721467108     360      144,449 SHS       Shared-Defined  2       144,449 0      0
PINNACLE ENTMT INC            COM               723456109   2,144      283,640 SHS       Shared-Defined 1,2      283,640 0      0
PIONEER NAT RES CO            NOTE 2.875% 1/1   723787AH0  23,114   22,000,000 PRN       Shared-Defined  1    22,000,000 0      0
PROLOGIS                      NOTE 2.625% 5/1   743410AS1   4,680    6,500,000 PRN       Shared-Defined  1     6,500,000 0      0
PROSHARES TR                  ULTRSHRT 20YRS    74347R297     516        8,275 SHS            Sole                 8,275 0      0
PROSHARES TR                  ULTRASHRT FINL    74347R628   4,370       43,272 SHS            Sole                43,272 0      0
PROSHARES TR                  ULTRA FINL PRO    74347R743     320        1,332 SHS            Sole                 1,332 0      0
PRUDENTIAL FINL INC           COM               744320102  14,400      200,000     PUT        Sole               200,000 0      0
REGIONS FINANCIAL CORP NEW    COM               7591EP100   3,648      380,000     CALL  Shared-Defined  2       380,000 0      0
REGIONS FINANCIAL CORP NEW    COM               7591EP100     720       75,000     PUT   Shared-Defined  2        75,000 0      0
SAKS INC                      COM               79377W108     119       12,900     PUT   Shared-Defined  2        12,900 0      0
SCIELE PHARMA INC             COM               808627103   3,849      125,000 SHS       Shared-Defined  2       125,000 0      0
SMITHFIELD FOODS INC          NOTE 4.000% 6/3   832248AR9   2,580    3,000,000 PRN       Shared-Defined  1     3,000,000 0      0
SMURFIT-STONE CONTAINER CORP  COM               832727101   5,639    1,199,858 SHS       Shared-Defined  2     1,199,858 0      0
SPANSION INC                  COM CL A          84649R101     930      600,200     PUT   Shared-Defined  1       600,200 0      0
SUNTRUST BKS INC              COM               867914103  17,996      400,000     PUT        Sole               400,000 0      0
SYNOVUS FINL CORP             COM               87161C105   1,397      135,000     PUT        Sole               135,000 0      0
TELECOM ARGENTINA S A         SPON ADR REP B    879273209     613       50,000 SHS       Shared-Defined  3        50,000 0      0
TRUMP ENTMT RESORTS INC       COM               89816T103     170      139,691 SHS       Shared-Defined  2       139,691 0      0
TRW AUTOMOTIVE HLDGS CORP     COM               87264S106   3,182      200,000     CALL  Shared-Defined  2       200,000 0      0
TYSON FOODS INC               NOTE 3.250%10/1   902494AP8   4,713    5,000,000 PRN       Shared-Defined  1     5,000,000 0      0
UAL CORP                      COM NEW           902549807   5,625      639,891 SHS       Shared-Defined  2       639,891 0      0
UAL CORP                      COM NEW           902549807   4,395      500,000     CALL  Shared-Defined 1,2      500,000 0      0
UAL CORP                      NOTE 4.500% 6/3   902549AH7   2,941    6,500,000 PRN       Shared-Defined  1     6,500,000 0      0
UNITED AUTO GROUP INC         NOTE  3.500% 4/0  909440AH2  19,200   24,000,000 PRN       Shared-Defined  1    24,000,000 0      0
VAN KAMPEN SENIOR INCOME TR   COM               920961109   2,332      571,623 SHS       Shared-Defined  2       571,623 0      0
VIRGIN MEDIA INC              COM               92769L101   1,580      200,000     CALL  Shared-Defined  2       200,000 0      0
VIRGIN MEDIA INC              COM               92769L101   9,010    1,140,451 SHS       Shared-Defined  2     1,140,451 0      0
VITAL SIGNS INC               COM               928469105   3,562       48,200 SHS       Shared-Defined  2        48,200 0      0
VORNADO RLTY TR               DBCV  2.850% 4/0  929042AC3  16,477   20,500,000 PRN       Shared-Defined  1    20,500,000 0      0
WACHOVIA CORP NEW             COM               929903102   8,165    2,332,800 SHS       Shared-Defined  2     2,332,800 0      0
WACHOVIA CORP NEW             CONV7.5%PFD CL A  929903219   8,470       22,000 PRN       Shared-Defined  2        22,000 0      0
WAL MART STORES INC           COM               931142103   7,846      131,000 SHS            Sole               131,000 0      0
WRIGLEY WM JR CO              COM               982526105   3,119       39,280 SHS       Shared-Defined  2        39,280 0      0
YAHOO INC                     COM               984332106     865       50,000     CALL  Shared-Defined  2        50,000 0      0
ZIONS BANCORPORATION          COM               989701107  11,610      300,000     PUT        Sole               300,000 0      0

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